Cover	Nov. 10, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Rumble Inc., a Delaware corporation (the “Company”), on November 10, 2025 (the “Original 8-K”), in which the Company reported, among other things, its entry into the BCA, the Transaction Support Agreements, the A&R Registration Rights Agreement, the Transaction Agreement Amendment, the Tether Customer Agreement, the Equity Commitment Agreements, the Tether Marketing Agreement and the Sale and Transfer and Amendment and Restatement Agreement (each such term as defined in the Original 8-K). This Amendment is being filed solely for the purpose of filing copies of such agreements that the Company had stated would be filed by amendment on Form 8-K/A as Exhibit 10.1, 10.2, 10.3, 10.4, 10.5, 10.6, 10.7, 10.8, 10.9 and 10.10, respectively. Other than as expressly set forth herein, the Original 8-K remains unchanged.
Document Period End Date	Nov. 10, 2025
Entity File Number	001-40079
Entity Registrant Name	Rumble Inc.
Entity Central Index Key	0001830081
Entity Tax Identification Number	80-0984597
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	444 Gulf of Mexico Dr
Entity Address, City or Town	Longboat Key
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34228
City Area Code	(941)
Local Phone Number	210-0196
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RUM
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	RUMBW
Security Exchange Name	NASDAQ